Subsequent Events (Details Textual)	3 Months Ended		12 Months Ended			201 Months Ended			3 Months Ended			3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 CAD	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	May 31, 2009 USD ($)	May 31, 2009 Accounts Payable [Member] General and Administrative Expense [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] USD ($)	Jul. 31, 2012 Subsequent Event [Member]	Jul. 31, 2012 Warrants Issued Under Price Protection [Member]	Oct. 31, 2012 Series C Preferred Stock [Member] USD ($)
Proceeds from sale of property and equipment		1,640,000	$ 4,953,325	$ 0	$ 0	$ 4,953,325
Book Value Of Property Sold		577,214
Stock Issued During Period, Shares, New Issues												750
Common Stock Shares Percentage	100.00%	100.00%
Convertible Preferred Stock Unit Price												$ 1,000
Proceeds from Issuance of Convertible Preferred Stock												750,000
Net Proceeds From Issuance Of Convertible Preferred Stock												725,000
Convertible Preferred Stock, Shares Reserved for Future Issuance			18,750,000			18,750,000
Class Of Warrant Or Right, Outstanding			74,264,078			74,264,078				103,403,485	55,148,530
Class of Warrant or Right, Exercise Price of Warrants or Rights										0.15
Reduced Class Of Warrant Or Right Exercise Price Of Warrants Or Rights									$ 0.08
Increased Class Of Warrant Or Right Outstanding									48,254,955
Unsecured Payable							1,100,000
Non Interest Bearing On Unsecured Payable								2,250,000
Recognition Of Party Forbearance	2,540,000
Additional Charge On Party Forbearance	$ 290,000